Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-40306
Entity Registrant Name	UTime Limited
Entity Central Index Key	0001789299
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Shenzhen Software Industry Base
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518061